Scienture Inc. 2020 Stock Option and Grant Plan (Tables) - Scienture Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Stock Option Activity

A summary of the Company’s stock option activity under the Plans is as follows:

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (Years)
Balance as of December 31, 2023	655,000	$0.90	7.56
Granted	142,199	1.13
Exercised	-	-
Cancelled and forfeited	-	-
Balance as of June 20, 2024	797,199	$0.94	6.21

Vested and exercisable as of June 30, 2024	499,089	$0.84	5.62

A summary of the Company’s stock option activity under the Plans is as follows:

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (Years)
Balance as of December 31, 2022	560,000	$0.83	7.95
Granted	185,000	1.13
Exercised	-	-
Cancelled and forfeited	(90,000)	-
Balance as of December 31, 2023	655,000	$0.90	7.56

Vested and exercisable as of December 31, 2023	410,065	$0.84	6.84

Schedule of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the Statement of Operations and Comprehensive Loss for the periods presented as follows:

	June 30,
	2024	2023
General and Administrative Expenses	$44,837	$39,724
Total stock-based compensation expense	$44,837	$39,724

The Company recorded stock-based compensation expense in the Statement of Operations and Comprehensive Loss for the periods presented as follows:

	December 31,
	2023	2022
General and Administrative Expenses	$79,449	$68,087
Total stock-based compensation expense	$79,449	$68,087

Schedule of Stock Option Valuation Assumptions

The fair value of each employee option grant was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions for the periods indicated:

	June 30,
	2024	2023
Expected volatility	72%	65% - 75%
Risk-free interest rate	4.1% - 4.4%	0.5% - 3.5%
Expected term	5.7 - 6.1 years	5.9 - 6.0 years
Expected dividend	0%	0%

The fair value of each employee option grant was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions for the periods indicated:

	December 31,
	2023	2022
Expected volatility	65% - 75%	65% - 75%
Risk-free interest rate	0.5% - 3.5%	0.5% - 2.8%
Expected term	5.9 - 6.0 years	5.9 - 6.0 years
Expected dividend	0%	0%